MARKETABLE SECURITIES AND DERIVATIVES (Details) - Financial assets at fair value through profit or loss, category [member] - CAD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Disclosure of financial assets [line items]
Marketable securities	$ 3,072	$ 1,032
Common Shares of Canadian licensed producer
Disclosure of financial assets [line items]
Marketable securities	3,000	750
Purchase Warrants of Canadian licensed producer
Disclosure of financial assets [line items]
Marketable securities	$ 72	$ 282